Financial Instruments - Equity Investments without Readily Determinable Fair Values (Details) - Equity Investments In Private Companies - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Total initial value	$ 820	$ 1,360
Cumulative gross unrealized gains	55	59
Cumulative gross unrealized losses and impairment	(370)	(334)
Equity and other investments without readily determinable fair values	$ 505	$ 1,085